Lease (Tables)	12 Months Ended
Jun. 30, 2025
Lease [Abstract]
Schedule of Lease Expense	The component of lease expense was as follows:
	For the years ended June 30,
	2023	2024	2025
	HKD	HKD	HKD	US$
Operating lease cost	$402,063	$388,807	$420,000	$53,504

Schedule of Minimum Lease Payment Operating Lease

The Company’s commitment for minimum lease payment under its operating lease for its office facility as of June 30, 2025 was as follows:

Years ending June 30,	Amount (HKD)	Amount (US$)
2026	$35,000	$4,459